VK-EQI STAT SUP-1 011216

Statutory Prospectus Supplement dated January 12, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Equity and Income Fund

Effective on or about January 25, 2016, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Chuck Burge	Portfolio Manager	2010
Brian Jurkash	Portfolio Manager	2015
Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
James Roeder	Portfolio Manager	2010 (predecessor fund 1999)
Matthew Titus	Portfolio Manager	2016

Effective on or about March 1, 2016, Mary Jayne Maly will no longer serve as Portfolio Manager to the Fund.”

Effective on or about January 25, 2016, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. From 2003 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2002.

•	Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

•	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Ms. Maly served as Portfolio Manager of the predecessor fund since 2008. From 1992 to 2010, she was associated with Van Kampen Asset Management in an investment management capacity. Effective on or about March 1, 2016, Ms. Maly will no longer serve as Portfolio Manager to the Fund.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. From 2002 to 2010, he was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. From 1999 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

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VK-EQI STAT SUP-1 011216

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-EQI STAT SUP-1 011216	2

VK-GRI STAT SUP-1 011216

Statutory Prospectus Supplement dated January 12, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:

Invesco Growth and Income Fund

Effective on or about January 25, 2016, the following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Brian Jurkash	Portfolio Manager	2015
Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
James Roeder	Portfolio Manager	2010 (predecessor fund 1999)
Matthew Titus	Portfolio Manager	2016

Effective on or about March 1, 2016, Mary Jayne Maly will no longer serve as Portfolio Manager to the Fund.”

Effective on or about January 25, 2016, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. From 2003 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

•	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Ms. Maly served as Portfolio Manager of the predecessor fund since 2008. From 1992 to 2010, she was associated with Van Kampen Asset Management in an investment management capacity. Effective on or about March 1, 2016, Ms. Maly will no longer serve as Portfolio Manager to the Fund.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. From 2002 to 2010, he was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. From 1999 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the

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VK-GRI STAT SUP-1 011216

management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

VK-GRI STAT SUP-1 011216	2

ICST STAT SUP-2 011216

Statutory Prospectus Supplement dated January 12, 2016

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares of the Funds listed below:

Invesco American Franchise Fund	Invesco Global Real Estate Fund
Invesco Core Plus Bond Fund	Invesco Growth and Income Fund
Invesco Equally-Weighted S&P 500 Fund	Invesco Low Volatility Equity Yield Fund
Invesco Equity and Income Fund	Invesco Small Cap Discovery Fund
Invesco Floating Rate Fund	Invesco Strategic Real Return Fund

Effective on or about January 25, 2016, the following information replaces the table in its entirety appearing under the heading “Fund Summaries – INVESCO EQUITY AND INCOME FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Chuck Burge	Portfolio Manager	2010
Brian Jurkash	Portfolio Manager	2015
Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
James Roeder	Portfolio Manager	2010 (predecessor fund 1999)
Matthew Titus	Portfolio Manager	2016

Effective on or about March 1, 2016, Mary Jayne Maly will no longer serve as Portfolio Manager to the Fund.”

Effective on or about January 25, 2016, the following information replaces the table in its entirety appearing under the heading “Fund Summaries – INVESCO GROWTH AND INCOME FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Thomas Bastian	Portfolio Manager (lead)	2010 (predecessor fund 2003)
Brian Jurkash	Portfolio Manager	2015
Mary Jayne Maly	Portfolio Manager	2010 (predecessor fund 2008)
Sergio Marcheli	Portfolio Manager	2010 (predecessor fund 2003)
James Roeder	Portfolio Manager	2010 (predecessor fund 1999)
Matthew Titus	Portfolio Manager	2016

Effective on or about March 1, 2016, Mary Jayne Maly will no longer serve as Portfolio Manager to the Fund.”

Effective on or about January 25, 2016, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Equity and Income Fund” in the prospectus:

•	“Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. From 2003 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Chuck Burge, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2002.

•	Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

ICST STAT SUP-2 011216	1

ICST STAT SUP-2 011216

•	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Ms. Maly served as Portfolio Manager of the predecessor fund since 2008. From 1992 to 2010, she was associated with Van Kampen Asset Management in an investment management capacity.

Effective on or about March 1, 2016, Ms. Maly will no longer serve as Portfolio Manager to the Fund.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. From 2002 to 2010, he was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. From 1999 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.”

Effective on or about January 25, 2016, the following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Growth and Income Fund” in the prospectus:

•	“Thomas Bastian, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Bastian served as Portfolio Manager of the predecessor fund since 2003. From 2003 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Brian Jurkash, Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2000.

•	Mary Jayne Maly, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Ms. Maly served as Portfolio Manager of the predecessor fund since 2008. From 1992 to 2010, she was associated with Van Kampen Asset Management in an investment management capacity.

Effective on or about March 1, 2016, Ms. Maly will no longer serve as Portfolio Manager to the Fund.

•	Sergio Marcheli, Portfolio Manager, who has been responsible for the Fund since 2010, and has been associated with Invesco and/or its affiliates since 2010. Mr. Marcheli served as Portfolio Manager of the predecessor fund since 2003. From 2002 to 2010, he was associated with Van Kampen Asset Management and/or its affiliates in an investment management capacity.

•	James Roeder, Portfolio Manager, who has been responsible for the Fund since 2010 and has been associated with Invesco and/or its affiliates since 2010. Mr. Roeder served as Portfolio Manager of the predecessor fund since 1999. From 1999 to 2010, he was associated with Van Kampen Asset Management in an investment management capacity.

•	Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of the firm’s relative value fund and most recently served as lead manager of such fund.”

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